RISK MANAGEMENT - Risk exposure by economic sector and risk region (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt instruments
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 27,431,181	$ 28,833,828
Debt instruments | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	5,686,298	5,275,608
Debt instruments | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	20,004,790	23,457,650
Debt instruments | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk	12,984
Debt instruments | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	1,727,109	100,570
Debt instruments | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	4,210,828	3,149,784
Debt instruments | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	5,268,337	4,437,972
Debt instruments | Government Sectors
RISK MANAGEMENT
Maximum Exposure to Credit Risk	17,924,261	21,246,072
Debt instruments | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	27,755
Equity
RISK MANAGEMENT
Maximum Exposure to Credit Risk	573,855	480,153
Equity | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	125	1,806
Equity | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	502,446	443,390
Equity | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	71,284	34,957
Equity | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	358,436	248,457
Equity | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	199,760	199,500
Equity | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	15,659	32,196
Derivatives
RISK MANAGEMENT
Maximum Exposure to Credit Risk	9,189,488	1,090,121
Derivatives | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	3,285,822	67,379
Derivatives | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	2,102,995	352,541
Derivatives | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk	3,117,284	306,683
Derivatives | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	683,387	363,518
Derivatives | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	1,403,527	224,762
Derivatives | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	7,096,094	511,994
Derivatives | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 689,867	$ 353,365